Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value		$ 0.001	$ .0001
Preferred stock, authorized/designated		20,000,000	1,000,000
Common stock Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	600,000,000	600,000,000	600,000,000
Common stock, Issued	2,532,064	2,352,165	603,020
Common stock, outstanding	2,532,064	2,352,165	603,020
Redeemable Preferred Stock [Member]
Preferred stock, authorized/designated		150,000	150,000
Preferred stock, shares issued		112,690	112,690
Preferred stock, shares outstanding		112,690	112,690